Discount rate and assumed health care cost trend rates used to determined benefit obligation and net periodic benefit cost (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.90%	4.70%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Benefit Obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.80%
Initial health care cost trend rates	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.80%	3.80%	4.40%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2016	2016
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member] | Medical Advantage Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	7.50%	6.50%	25.00%
Other Postretirement Benefit Plans Defined Benefit [Member] | To Determined Net Periodic Benefit Cost [Member] | All Other Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Initial health care cost trend rates	7.50%	6.50%	7.00%